VESSELS (Details)		1 Months Ended													2 Months Ended	3 Months Ended					4 Months Ended	12 Months Ended
	Mar. 31, 2015 USD ($) company $ / shares shares	Oct. 31, 2016 USD ($)	Aug. 31, 2016 USD ($)	May 31, 2016 USD ($)	Feb. 29, 2016 USD ($)	Jan. 31, 2016 USD ($)	Nov. 30, 2015 USD ($)	Aug. 31, 2015 USD ($)	May 31, 2015 USD ($)	Apr. 30, 2015 USD ($)	Mar. 31, 2015 USD ($) company $ / shares shares	Sep. 30, 2014 USD ($) company $ / shares shares	May 31, 2014 vessel	Apr. 30, 2014 USD ($) company vessel $ / shares shares	Oct. 31, 2014 company	Mar. 31, 2016 USD ($)	Sep. 30, 2015	Jun. 30, 2015 USD ($)	Mar. 31, 2015 USD ($) $ / shares	Sep. 30, 2014 vessel $ / shares	Sep. 30, 2014 vessel $ / shares	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2012 vessel
Vessels and equipment [Roll Forward]
Cost, beginning of period						$ 1,540,559,000										$ 1,540,559,000			$ 915,060,000			$ 1,540,559,000	$ 915,060,000	$ 305,581,000
Purchase of vessels																						194,000	24,000	24,085,000
Disposals of vessels																						(92,351,000)	(382,855,000)
Value of share consideration paid in connection with purchase of vessel																								38,874,000
Transfer from newbuildings																						425,393,000	574,523,000	546,520,000
Vessels acquired upon the merger with the Former Golden Ocean	$ 632,997,000										$ 632,997,000								632,997,000
Impairment losses on vessels and equipment																						(985,000)	(152,597,000)	0
Balance, end of period																						1,873,795,000	1,540,559,000	915,060,000
Accumulated depreciation beginning balance						(52,354,000)										(52,354,000)			(62,395,000)			(52,354,000)	(62,395,000)	(42,834,000)
Disposals depreciation																							(3,391,000)
Depreciation																						(62,502,000)	(51,578,000)	(19,561,000)
Accumulated depreciation ending balance																						(114,856,000)	(52,354,000)	(62,395,000)
Net book value, beginning balance						1,488,205,000				$ 632,997,000						$ 1,488,205,000		$ 632,997,000	852,665,000			1,488,205,000	852,665,000	262,747,000
Net book value, ending balance	$ 632,997,000										$ 632,997,000								$ 632,997,000			1,758,939,000	1,488,205,000	852,665,000
Number of shares issued as consideration | shares											6,200,000
Cash paid to acquire SPCs																						194,000	$ 24,000	$ 24,085,000
Number of Capesize newbuildings delivered																			5				2
Number of SPCs acquired											12													13
Number of vessels acquired upon the merger	(29)										(29)								(29)
Sale Leaseback Transaction, Historical Cost										$ 272,000,000
Sale Leaseback Transaction, Deferred Gain, Gross																							$ 3,600,000
Number of vessels sold | vessel																									3
Repayments of Debt						4,200,000																22,219,000	244,338,000
(Gain) loss on sale of assets and amortization of deferred gains																						(300,000)	10,788,000	$ 0
Karpasia [Member]
Vessels and equipment [Roll Forward]
Value of share consideration paid in connection with purchase of vessel														$ 38,900,000
Cash paid to acquire SPCs														24,000,000
Frontline 2012 [Member]
Vessels and equipment [Roll Forward]
Value of share consideration paid in connection with purchase of vessel											$ 127,100,000	$ 356,800,000		$ 194,400,000
Number of Capesize newbuildings delivered													2	3	3					2	3
Number of Capesize Newbuildings Acquired | vessel														5
Number of SPCs expected to acquire | company														25
Number of SPCs acquired | company	12										12	13		5
Common Stock [Member]
Vessels and equipment [Roll Forward]
Number of shares issued as consideration | shares														3,100,000
Common Stock [Member] | Karpasia [Member]
Vessels and equipment [Roll Forward]
Number of shares issued as consideration | shares														620,000
Share price (in USD per share) | $ / shares														$ 62.70
Common Stock [Member] | Frontline 2012 [Member]
Vessels and equipment [Roll Forward]
Number of shares issued as consideration | shares	6,200,000											6,200,000		3,100,000
Share price (in USD per share) | $ / shares	$ 20.5										$ 20.5	$ 57.55		$ 62.70					$ 20.5	$ 57.55	$ 57.55
Front Mediterranean [Member]
Vessels and equipment [Roll Forward]
(Gain) loss on sale of assets and amortization of deferred gains		$ 0
Front Caribbean [Member]
Vessels and equipment [Roll Forward]
Transfer from newbuildings					$ 46,100,000
(Gain) loss on sale of assets and amortization of deferred gains					(68,000)
KSL China, Battersea, Belgravia, Golden Future, Golden Zhejiang [Member]
Vessels and equipment [Roll Forward]
Impairment losses on vessels and equipment																							(199,200,000)
Tangible asset impairment charges, accumulated deprecation																							58,228,000
KSL China, Battersea, Belgravia, Golden Future, Golden Zhejiang, Golden Zhoushan, Golden Beijing and Golden Magnum [Member]
Vessels and equipment [Roll Forward]
Impairment losses on vessels and equipment																			$ (141,000,000)
Channel Alliance and Channel Navigator [Member]
Vessels and equipment [Roll Forward]
Number of vessels sold										2
Proceeds from sale of vessels																							16,800,000
Repayments of Debt									$ 14,300,000
KSL Atlantic [Member]
Vessels and equipment [Roll Forward]
(Gain) loss on sale of assets and amortization of deferred gains								$ (2,200,000)															(2,200,000)
KSL Baltic [Member]
Vessels and equipment [Roll Forward]
(Gain) loss on sale of assets and amortization of deferred gains							$ (100,000)																$ (100,000)	$ (100,000)
Golden Fulham [Member]
Vessels and equipment [Roll Forward]
Transfer from newbuildings				$ 52,900,000
KSL Sakura, KSL Seville, KSL Seoul, KSL Stockholm and the Golden Kathrine [Member]
Vessels and equipment [Roll Forward]
Number of newbuildings delivered																			5
KSL Aso [Member]
Vessels and equipment [Roll Forward]
Number of newbuildings delivered																		1
KSL Finsbury and KSL Atlantic [Member]
Vessels and equipment [Roll Forward]
Number of newbuildings delivered																			2
Front Mediterranean [Member]
Vessels and equipment [Roll Forward]
Transfer from newbuildings		46,200,000
Proceeds from sale of vessels		$ 46,300,000			$ 46,200,000
Golden Taurus [Member]
Vessels and equipment [Roll Forward]
Number of newbuildings delivered																		1
Golden Leo [Member]
Vessels and equipment [Roll Forward]
Transfer from newbuildings			$ 26,000,000
Golden Barnet, Golden Bexley, Golden Scape and Golden Swift [Member]
Vessels and equipment [Roll Forward]
Transfer from newbuildings						$ 254,100,000
Ship Finance International Ltd [Member] | Average: KSL China, Battersea, Belgravia, Golden Future, Golden Zhejiang, Golden Zhoushan, Golden Beijing and Golden Magnum [Member]
Vessels and equipment [Roll Forward]
Sale Leaseback Transaction, Historical Cost										$ 34,000,000
Ship Finance International Ltd [Member] | KSL China, Battersea, Belgravia, Golden Future, Golden Zhejiang, Golden Zhoushan, Golden Beijing and Golden Magnum [Member]
Vessels and equipment [Roll Forward]
Number of vessels sold and leased back										8							8						8
Sale Leaseback Transaction, Historical Cost										$ 272,000,000
Purchase option, Vessels																						$ 112,000,000	$ 112,000,000
Charter Term, Contractual																10 years	10 years						10 years
Charter term, Extension																3 years	3 years						3 years
Ship Finance International Ltd [Member] | Vessels owned prior to the merger with the Former Golden Ocean [Member] | KSL China, Battersea, Belgravia, Golden Future, Golden Zhejiang [Member]
Vessels and equipment [Roll Forward]
Number of vessels sold and leased back										5									5
Ship Finance International Ltd [Member] | Vessels acquired upon the merger with the Former Golden Ocean [Member] | Golden Zhoushan, Golden Beijing and Golden Magnum [Member]
Vessels and equipment [Roll Forward]
Number of vessels sold and leased back										3
Newcastlemax Vessels [Member]
Vessels and equipment [Roll Forward]
Number of vessels at year end																						2
Capesize Vessels [Member]
Vessels and equipment [Roll Forward]
Number of vessels at year end																						20	17
Wholly owned vessels [Member]
Vessels and equipment [Roll Forward]
Depreciation																						$ (62,502,000)
Kamsarmax Vessel [Member]
Vessels and equipment [Roll Forward]
Number of vessels at year end																						8	8
Panamax Vessels [Member]
Vessels and equipment [Roll Forward]
Number of vessels at year end																						10	10
Supramax Vessels [Member]
Vessels and equipment [Roll Forward]
Number of vessels at year end																						6	5